Belmont Theta Income Fund
Schedule of Investments
April 30, 2024 (Unaudited)
U.S. GOVERNMENT & AGENCIES
(a)(b)(c)
— 59.66%
Principal
Amount Fair Value
United States Treasury Bill, 5.02% , 5/16/2024 $ 2,000,000 $ 1,995,617
United States Treasury Bill, 5.01% , 8/8/2024 2,700,000 2,661,149
United States Treasury Bill, 4.65% , 10/31/2024 2,950,000 2,872,621
United States Treasury Bill, 4.93% , 3/20/2025 2,700,000 2,578,867
Total U.S. Government & Agencies (Cost $10,124,333) 10,108,254
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
OPTIONS PURCHA S ED - 0.22%
CALL OPTIONS PURCHASED — 0.07%
Cboe Volatility Index 373 $ 583,745 $ 39.00 May 2024 $ 3,357
Cboe Volatility Index 455 712,075 45.00 June 2024 7,963
Total Call Options Purchased (Cost $31,768) 11,320
PUT OPTIONS PURCHASED — 0.15%
S&P 500® Index 32 16,114,208 4,475.00 May 2024 6,480
S&P 500® Index 34 17,121,346 4,260.00 June 2024 19,380
Total Put Options Purchased (Cost $68,825) 25,860
Total Options Purchased (Cost $100,593) 37,180
Total Investments — 59.88% (Cost $10,224,926) 10,145,434
Other Assets in Excess of Liabilities — 40.12% 6,796,435
NET ASSETS — 100.00% $ 16,941,869
(a) Securities, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $10,107,306.
(b) The rate shown represents effective yield at time of purchase.
(c) Non-income producing security.

Belmont Theta Income Fund
Schedule of Open Written Options Contracts
April 30, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS - (2.14)%
WRITTEN PUT OPTIONS - (2.14)%
S&P 500® Index (32) $ (16,114,208) $ 5,020.00 May 2024 $ (184,480)
S&P 500® Index (34) (14,121,346) 4,895.00 June 2024 (178,330)
Total Written Put Options (Premiums Received $375,000) (362,810)
Total Written Options (Premiums Received $375,000) $ (362,810)